Investments (Net Investment Gains Losses - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-investment portfolio gains (losses)	$ 100	$ 4	$ 155
Gains (losses) from foreign currency transactions	255	52	(265)
Investments Sold [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 102
MetLife Assurance Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-investment portfolio gains (losses)		$ 633	$ 77